Net Loss Per Share (Details) - Schedule of basic and diluted net income/(loss) per share ¥ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 $ / shares
Numerator:
Net loss available to shareholders of the Company - basic and diluted (in Yuan Renminbi) | ¥	¥ (7,253)		¥ (164,844)
Denominator
Weighted average number of ordinary shares - basic	13,643,206		2,137,952
Effect of dilutive securities			(9,326)
Dilutive effect of non-vested shares	13,643,206		2,128,626
Denominator for diluted net loss per share
Net loss - basic (in Dollars per share) | $ / shares		$ (0.53)		$ (77.1)
Net loss - diluted (in Dollars per share) | $ / shares		$ (0.53)		$ (77.4)